Basis of Presentation and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Basis of Presentation and Significant Accounting Policies
Schedule of depreciation property plant and equipment

Category	Estimated Useful Life (Years)
Buildings	20-25
Machinery and equipment	5-15
Electronic equipment	3-5
Motor vehicles	8

Schedule of product warranties activities

For the years ended December 31, 2025, 2024 and 2023, the warranties activities were as follows (figures are in thousands of USD):

	Year Ended December 31,
	2025	2024	2023
Balance at the beginning of year	$35,337	$30,440	$32,435
Additions during the year	23,484	17,416	11,309
Settlement within the year	(10,336)	(12,011)	(12,676)
Foreign currency translation gain/(loss)	766	(508)	(628)
Balance at end of year	$49,251	$35,337	$30,440